Entity Level Disclosures	12 Months Ended
Dec. 31, 2017
Entity Level Disclosures [Abstract]
Entity Level Disclosures

NOTE 20—ENTITY LEVEL DISCLOSURES:

A.	Revenues by geographical area (based on the location of customers):

2017
NIS in thousands
United states and Canada	802
Europe	866
1,668

B.	Major customers

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

2017
NIS in thousands
Customer A	688

Customer B	521

Customer C	295